Income and expenses - Revenue per type of good or service (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
All categories [member]
Disclosure of revenue by category [line items]
Revenue	€ 170,449	€ 196,679	€ 184,721
Software (non-medical) [member]
Disclosure of revenue by category [line items]
Revenue	39,054	41,654	37,374
Software (medical) [member]
Disclosure of revenue by category [line items]
Revenue	19,808	19,407	17,045
Medical devices and services [member]
Disclosure of revenue by category [line items]
Revenue	41,921	41,401	35,207
Manufacturing [member]
Disclosure of revenue by category [line items]
Revenue	69,635	94,156	94,956
Other category [member]
Disclosure of revenue by category [line items]
Revenue	€ 31	€ 61	€ 139